NOTE 5 - PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 7,551	$ 2,098